Offerings - Offering: 1	May 28, 2025 USD ($) shares $ / shares
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share EPAM Systems, Inc. 2025 Long Term Incentive Plan
Amount Registered | shares	1,585,970
Proposed Maximum Offering Price per Unit | $ / shares	174.6
Maximum Aggregate Offering Price	$ 276,910,362
Fee Rate	0.01531%
Amount of Registration Fee	$ 42,394.98
Offering Note
(1)
This Registration Statement on Form S-8 covers common stock, par value $0.001 per share (“Common Stock”), of EPAM Systems, Inc. (the “Registrant”) authorized for issuance under (i) the EPAM Systems, Inc. 2025 Long Term Incentive Plan (the “Plan”) and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), any additional Common Stock that may become issuable under the Plan by reason of any stock split, stock dividend or similar transaction involving the Common Stock.

(2)
The registration fee with respect to these shares of Common Stock has been computed in accordance with paragraphs (c) and (h) of Rule 457 of the General Rules and Regulations under the Securities Act, based upon the average of the reported high and low sale price of a share of Common Stock on the NYSE on May 23, 2025.

(3)	Rounded up to the nearest cent.